Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 002 [Member]
Notes to Financial Statements
EBP, Schedule of Assets [Text Block]

NOVO NORDISK PUERTO RICO 401(k) PLAN

Plan #002

Employer ID #06-1061602

Schedule of Assets (Held at End of Year) (Unaudited)

December 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment	(d) Cost		(e) Fair Value
	Allspring Special INTL SM CP I	Mutual fund	**		$216,486
	American Funds EUPAC R5E	Mutual fund	**		237,422
	Columbia Dividend Income FD S	Mutual fund	**		317,267
	Delaware Small Cap Value I	Mutual fund	**		167,490
	Franklin U.S. Govt Securities Adv	Mutual fund	**		244,166
*	Schwab S&P 500 Index Fund	Mutual fund	**		991,387
	Vanguard Midcap Index Instl Plus	Mutual fund	**		262,193
	Vanguard Small Cap Instl Plus	Mutual fund	**		218,925
	Vanguard Total Bnd Mkt Idx Instl	Mutual fund	**		551,534
	Vanguard Total Int'l Stk Idx InstlPl	Mutual fund	**		331,280
*	Schwab Ret Gvmnt Money Fund	Money market fund	**		62,033
*	Schwab U.S. Treasury Money Fund	Money market fund	**		502
	Allspring Core Bond CIT E2	Common collective trust	**		336,720
*	Schwab Index RET 2010 IV	Common collective trust	**		46,506
*	Schwab Index RET 2030 IV	Common collective trust	**		917,057
*	Schwab Index RET 2035 IV	Common collective trust	**		132,952
*	Schwab Index RET 2040 IV	Common collective trust	**		134,460
	Stephens Small Cap Growth CIT	Common collective trust	**		84,043
	TRP Blue Chip Growth Trust T4	Common collective trust	**		647,376
*	Novo Nordisk AS	Common stock	**		1,942,691
	Total Investments				$7,842,490

*	Notes receivable from participants	Loan (8.5% and maturities through 2029)			68,600
				$
					$7,911,090

	* Party-in-interest, as defined by ERISA
	** Cost information not required for participant directed investments